FAIR VALUE MEASUREMENTS (Details) (Available-For-Sale Securities [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure, Recurring	$ 47,205,663	$ 41,827,612
Collateralized Mortgage Obligations [Member]
Assets, Fair Value Disclosure, Recurring	42,655,799	35,062,072
Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure, Recurring	231,386	2,648,043
Equity Securities [Member]
Assets, Fair Value Disclosure, Recurring	37,332	37,262
Bond Mutual Funds [Member]
Assets, Fair Value Disclosure, Recurring	4,281,146	4,080,235
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Bond Mutual Funds [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Recurring	47,205,663	41,827,612
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations [Member]
Assets, Fair Value Disclosure, Recurring	42,655,799	35,062,072
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure, Recurring	231,386	2,648,043
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Assets, Fair Value Disclosure, Recurring	37,332	37,262
Fair Value, Inputs, Level 2 [Member] | Bond Mutual Funds [Member]
Assets, Fair Value Disclosure, Recurring	4,281,146	4,080,235
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Bond Mutual Funds [Member]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0